Related party balances and transactions (Related party transactions) (Sales of goods and providing services) (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Huaneng Group [member]
Disclosure of transactions between related parties [line items]
Service provided	¥ 907	¥ 0	¥ 0
HIPDC [member]
Disclosure of transactions between related parties [line items]
Service provided	520	0	0
Subsidiaries of Huaneng Group [member]
Disclosure of transactions between related parties [line items]
Sales of power generation quota	0	1,165	135,085
Sales of goods	1,114,347	0	0
Other sales	15,247	189,914	40,780
Service provided	25,229	31,135	50,627
Provision of entrusted power generation	58,639	0	0
Joint ventures of the Company [member]
Disclosure of transactions between related parties [line items]
Other sales	407,697	9,490	23,003
Service provided	319,844	59,049	133,332
Other related party [member]
Disclosure of transactions between related parties [line items]
Provision of entrusted power generation	¥ 0	¥ 0	¥ 33,129